Fair Value Measurements (Tables) - CIK 0001853314 Gesher I Acquisition Corp	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Schedule of fair value hierarchy of the valuation inputs

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$117,801,424	$117,801,424	$—	$—
	$117,801,424	$117,801,424	$—	$—

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$116,823,042	$116,823,042	$—	$—
	$116,823,042	$116,823,042	$—	$—

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$116,823,042	$116,823,042	$—	$—
	$116,823,042	$116,823,042	$—	$—

Schedule of black scholes model for the over-allotment liability

October 14,
Input	2021
Risk-free interest rate	0.04%
Expected term (years)	0.12
Expected volatility	5.0%
Exercise price	$10.00
Unit price	$10.00

October 20,
Input	2021
Risk-free interest rate	0.04%
Expected term (years)	0.11
Expected volatility	5.0%
Exercise price	$10.00
Unit price	$10.00

October 14,
Input	2021
Risk-free interest rate	0.04%
Expected term (years)	0.12
Expected volatility	5.0%
Exercise price	$10.00
Unit price	$10.00

October 20,
Input	2021
Risk-free interest rate	0.04%
Expected term (years)	0.11
Expected volatility	5.0%
Exercise price	$10.00
Unit price	$10.00

Schedule of changes in the fair value of the Level 3 over-allotment liability

Over- allotment
Liability
Fair value as of October 1, 2021	$—
Initial fair value of over-allotment liability upon issuance at IPO	105,450
Change in fair value	(44,550)
Charged to shareholders’ (deficit) equity upon exercise	(60,900)
Fair value as of December 31, 2022	$—

Over-
allotment
Liability
Fair value as of October 1, 2021	$—
Initial fair value of over-allotment liability upon issuance at IPO	105,450
Change in fair value	(44,550)
Charged to shareholders’ deficit upon exercise	(60,900)
Fair value as of September 30, 2022	$—